Prepaid and Other Current Assets (Tables)	12 Months Ended
Feb. 29, 2024
Prepaid And Other Current Assets
Schedule of Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following as of February 29, 2024 and as of February 28, 2023:

	February 29, 2024	February 28, 2023
Prepaid marketing expenses	$100	$100
Prepaid other expenses	298,274	8,513
Prepaid cost of sales	42,547	-
Total	$340,921	$8,613